Stockholders' Equity (Detail) - Summary Information About Stock Options (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 22, 2009	Dec. 31, 2008
Range of Exercise Prices		$ 2.05	$ 1.58	$ 2.11	$ 4.28		$ 3.62
Options Outstanding Number (in Shares)		3,679,977	6,132,127	3,762,477	669,777		599,875
Options Outstanding Weighted-Average Remaining Contractual Life	10 years	8 years 76 days
Options Oustanding Weighted-Average Exercise Price		$ 2.05	$ 1.58	$ 2.11	$ 4.28		$ 3.62
Options Exercisable Number (in Shares)		1,501,659		433,746	483,364		432,083
Options Exercisable Weighted-Average Exercise Price		$ 2.15		$ 3.03	$ 2.78	$ 9.64	$ 2.70
$0.88 - 0.96 [Member]
Range of Exercise Prices Lower Limit		$ 0.88
Range of Exercise Prices		$ 0.89
Range of Exercise Prices Upper Limit		$ 0.96
Options Outstanding Number (in Shares)		287,500
Options Outstanding Weighted-Average Remaining Contractual Life		2 years 120 days
Options Oustanding Weighted-Average Exercise Price		$ 0.89
Options Exercisable Number (in Shares)		287,500
Options Exercisable Weighted-Average Exercise Price		$ 0.89
$1.80 [Member]
Range of Exercise Prices		$ 1.80
Options Outstanding Number (in Shares)		3,195,950
Options Outstanding Weighted-Average Remaining Contractual Life		8 years 350 days
Options Oustanding Weighted-Average Exercise Price		$ 1.80
Options Exercisable Number (in Shares)		1,065,318
Options Exercisable Weighted-Average Exercise Price		$ 1.80
$3.20 - 9.64 [Member]
Range of Exercise Prices Lower Limit		$ 3.20
Range of Exercise Prices		$ 7.74
Range of Exercise Prices Upper Limit		$ 9.64
Options Outstanding Number (in Shares)		196,527
Options Outstanding Weighted-Average Remaining Contractual Life		4 years 9 months
Options Oustanding Weighted-Average Exercise Price		$ 7.74
Options Exercisable Number (in Shares)		148,841
Options Exercisable Weighted-Average Exercise Price		$ 7.13